Other receivables (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Other receivables
Sales tax recoverable	$ 70,478	$ 209,550
Interest receivable	28,852	15,511
Other receivables	4,874	3,703
Other receivables Net	$ 104,204	$ 228,764